Financial Instruments (Level 3 Roll) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ (3,384,000)	$ 2,013,000
Realized gains (losses) included in the statement of operations, during the year	(4,090,000)	883,000
Unrealized gains (losses) included in the statement of operations, during the year	(634,000)	(6,081,000)
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	0	643,000
Settlements	4,090,000	(883,000)
Foreign currency translation adjustment	76,000	41,000
Balance, end of year	$ (3,942,000)	$ (3,384,000)